Note 11 - Stock and Employee Benefit Plans 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

8. 2019 Equity Incentive Plan

In March 2019, the Company adopted the 2019 Equity Incentive Plan (the “Plan”), which provides employees, consultants and advisors, and non-employee members of the Board of Directors and its affiliates with the opportunity to receive grants of incentive stock options, nonqualified stock options, and stock awards. In March 2024, the Company amended the 2019 Plan to include an additional 1,171,768 shares available for awards under the Plan. A total of 2,782,809 shares of the Company’s non-voting common stock may be issued for grants under the Plan. As of September 30, 2024, there were 2,149,138 options granted and 633,671 were available for grant.

For incentive stock options and non-statutory stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted to employees typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.

A summary of activity under the Plan for the nine months ended September 30, 2024 as follows:

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at December 31, 2023	1,581,041	$2.72	7.3
Granted	568,097	2.33
Exercised	—
Forfeited / Cancelled	—
Outstanding at September 30, 2024	2,149,138	$2.62	7.4

Exercisable at September 30, 2024	1,287,990	$2.61	6.2

The aggregate intrinsic value for both options outstanding and options exercisable as of September 30, 2024 was $69,000.

During the three months ended September 30, 2024 and 2023, the Company recognized $199,000 and $154,000, respectively, of stock-based compensation expense, of which $52,000 and $13,000, respectively, was recorded as general and administrative expense and $147,000 and $141,000, respectively, was recorded as research and development expense in the accompanying statements of operations.

During the nine months ended September 30, 2024 and 2023, the Company recognized $562,000 and $454,000, respectively, of stock-based compensation expense, of which $126,000 and $42,000, respectively, was recorded as general and administrative expense and $436,000 and $412,000, respectively, was recorded as research and development expense in the accompanying statements of operations.

As of September 30, 2024, there was approximately $1.6 million of unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a remaining weighted-average service period of 3.0 years.

7. 2019 Equity Incentive Plan

In March 2019, the Company adopted the 2019 Equity Incentive Plan (the “Plan”), which provides employees, consultants and advisors, and non-employee members of the Board of Directors and its affiliates with the opportunity to receive grants of incentive stock options, nonqualified stock options, and stock awards. In May 2020, the Company amended the 2019 Plan to include an additional 1,000,000 shares available for awards under the Plan. A total of 1,690,000 shares of the Company’s non-voting common stock may be issued for the grants under the Plan. As of December 31, 2023, there were 30,000 shares available for future grants under the Plan.

For incentive stock options and non-statutory stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted to employees typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.

A summary of activity under the Plan for the year ended December 31, 2023 as follows:

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at January 1, 2023	1,024,628	$2.53	7.1
Granted	608,388	3.03
Exercised	—
Forfeited / Cancelled	(51,975)	2.64
Outstanding at December 31, 2023	1,581,041	$2.72	7.3

Exercisable at December 31, 2023	1,009,011	$2.56	6.5

The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2023 was $494,000 and $470,000, respectively.

During the year ended December 31, 2023 and 2022, the Company recognized $603,000 and $427,000, respectively, of stock-based compensation expense, of which $55,000 and $80,000, respectively, was recorded as general and administrative expense and $548,000 and $347,000, respectively, was recorded as research and development expense in the accompanying statements of operations. As of December 31, 2023, there was approximately $1.2 million of unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a remaining weighted-average service period of 2.7 years.

The weighted average fair value of stock options granted during the year ended December 31, 2023 was $2.16 per share which was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Expected volatility	80.14%	-	81.01%
Risk-free interest	4.05%	-	4.08%
Expected term (years)	5.4	-	6.0
Expected dividend yield			—

There were no stock options granted during the year ended December 31, 2022.

Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
11.	Stock and Employee Benefit Plans

Employee, Director and Consultant Equity Incentive Plans

At the 2020 Annual Shareholder Meeting, held on June 23, 2020, the stockholders approved the 2020 Employee, Director and Consultant Equity Incentive Plan, or the 2020 Plan. The 2020 Plan originally permitted the Company to issue up to 43,750 shares of common stock pursuant to awards granted under the 2020 Plan. Upon approval of the 2020 Plan, the 2019 Employee, Director and Consultant Equity Incentive Plan, or the 2019 Plan, was terminated; all unissued options were canceled and no additional awards will be made thereunder. All outstanding awards under the 2019 Plan will remain in effect and any awards forfeited from the outstanding awards will be allocated back into the 2020 Plan. The 2020 Plan, similar to the 2019 Plan, provided for the grant of stock options, restricted and unrestricted stock awards, and other stock-based awards to employees of the Company, non-employee directors of the Company, and certain other consultants performing services for the Company as designated by either the Board of Directors or the compensation committee of the Board of Directors. At the 2021 Annual Meeting of Stockholders, held on June 25, 2021, the Company’s stockholders approved the first amendment to the 2020 Plan to add 28,125 shares for issuance under the 2020 Plan, which increased the total permitted for issuance under the 2020 Plan to 71,875. At the 2022 Annual Meeting of Stockholders, held on June 22, 2022, the Company’s stockholders approved the second amendment to the 2020 Plan to add an additional 37,500 shares for issuance under the 2020 Plan. At the 2023 Annual Meeting of Stockholders held on June 21, 2023, the Company's stockholders approved a third amendment to the 2020 Plan to add 75,000 shares of common stock for issuance under the 2020 Plan, which increased the total permitted for issuance under the 2020 Plan to 184,375. The 2020 Plan permits the Company to issue up to 184,375 shares reserved for issuance pursuant to the 2020 Plan and any additional shares which may be issued if awards outstanding under the Company’s 2014, 2016, 2018 and 2019 Plans are canceled or expire.

The Company’s stock options have a maximum term of 10 years from the date of grant. Stock options granted may be either incentive stock options or nonqualified stock options and the exercise price of stock options must be at least equal to the fair market value of the common stock on the date of grant. The Company’s general policy is to issue shares of common stock upon the exercise of stock options.

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions:

Years Ended December 31,
	2023	2022
Risk free interest rate	3.33% - 4.11%	1.43% - 3.39%
Expected term (in years)	5.5 - 5.73	5.5 - 5.73
Dividend yield	—	—
Expected volatility	79.5% - 98.6%	79.9% - 81.1%

The weighted-average fair value of the 46,677 and 38,498 options granted during the years ended December 31, 2023 and 2022 was $97.34 and $230.29, respectively. As of December 31, 2023, there were 116,060 shares available for future grant under the 2020 Plan.

The following table summarizes stock option activity for employees and non-employees:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(in thousands)
Outstanding, December 31, 2022	165,849	$256.93		$—
Granted	46,677	97.34		—
Canceled/Forfeited	34,345	208.95		—
Outstanding, December 31, 2023	178,181	$224.37	5.90	$—
Vested or expected to vest, December 31, 2023	178,181	$224.37	5.90	$—
Exercisable, December 31, 2023	126,179	$257.26	4.75	$—

Periodically, the Company grants inducement options, which are awards outside of stockholder-approved stock option plans, and which are awarded as an inducement material to the executive officers or other personnel entering senior leadership roles with the Company. The terms of inducement option awards were substantially the same as those issued under our 2020 Plan. These awards are excluded from the table above. The following table summarizes stock option activity for these inducement options (in thousands):

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(in thousands)
Outstanding, December 31, 2022	3,750	$372.00		$—
Granted	—	$—		$—
Canceled/Forfeited	—	$—		$—
Outstanding, December 31, 2023	3,750	$372.00	5.67	$—
Vested or expected to vest, December 31, 2023	3,750	$372.00	5.67	$—
Exercisable, December 31, 2023	3,750	$372.00	5.67	$—

Employee Stock Purchase Plans

At the 2023 Annual Meeting of Stockholders, the Company’s stockholders approved the 2023 Employee Stock Purchase Plan, or the 2023 ESPP, which replaces the former 2018 Employee Stock Purchase Plan, or 2018 ESPP. The 2023 ESPP provides eligible employees with the opportunity to purchase shares of the Company's common stock at a discount of 85% of the lower closing market price of the common stock at the beginning date or ending date of each purchase period, on a tax-favored basis, through regular payroll deductions in compliance with federal tax regulations. The Company has reserved 9,375 shares of common stock for issuance under the 2023 ESPP.

Total shares purchased under the 2023 ESPP and 2018 ESPP plan were 1,933 and 2,268 for the years ended  December 31, 2023 and 2022, respectively.

Total Stock-based Compensation Expense

Total stock-based compensation expense is recorded in operating expenses based upon the functional responsibilities of the individuals holding the respective options as follows (in thousands):

	Years Ended December 31,
	2023	2022
Research and development	$1,190	$1,905
General and administrative	2,159	2,497
Total stock-based compensation	$3,349	$4,402

As of December 31, 2023, the total unrecognized compensation cost related to all non-vested awards was $4.3 million. The unrecognized compensation cost would be recognized over a remaining weighted-average period of 2.24 years.